Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	£ 262,572	[1]	£ 302,446
Derivative financial instruments	256,883	[1]	300,775
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	15,001
Ending balance, financial assets	16,048		15,001
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(6,622)
Ending balance, financial liabilities	(6,496)		(6,622)
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	8,379		10,010
Purchases, fair value measurement, assets (liabilities) net	(14,925)		(6,580)
Sales, fair value measurement, assets (liabilities) net	(12,488)		(7,177)
Issues, fair value measurement, assets (liabilities) net	101		21
Settlements, fair value measurement, assets (liabilities) net	(952)		(1,189)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	(2)		(4)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(752)		(455)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(572)		(411)
Ending balance, Assets (liabilities) net	9,552		8,379
Derivative financial assets	4,010		4,469
Derivative financial instruments	6,059		6,239
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(403)		268
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	14		(132)
Recurring fair value measurement | Investment property | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	10		13
Purchases, fair value measurement, assets	0		0
Sales, fair value measurement, assets	(2)		(2)
Issues, fair value measurement, assets	0		0
Settlements, fair value measurement, assets	0		0
Total gains or (losses) recognised in OCI, assets	0		0
Transfers into Level 3 of fair value hierarchy, assets	0		0
Transfers out of Level 3 of fair value hierarchy, assets	0		0
Ending balance, financial assets	7		10
Recurring fair value measurement | Investment property | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0		0
Recurring fair value measurement | Investment property | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(1)		(1)
Recurring fair value measurement | Net derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(1,770)		(834)
Purchases, fair value measurement, assets (liabilities) net	129		807
Sales, fair value measurement, assets (liabilities) net	8		(31)
Issues, fair value measurement, assets (liabilities) net	0		0
Settlements, fair value measurement, assets (liabilities) net	85		(160)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(107)		71
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(123)		117
Ending balance, Assets (liabilities) net	(2,049)		(1,770)
Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(227)		16
Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0		0
Trading portfolio liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(28)		0
Purchases, fair value measurement, liabilities	(5)		(27)
Sales, fair value measurement, liabilities	(23)		0
Issues, fair value measurement, liabilities	0		0
Settlements, fair value measurement, liabilities	0		0
Total gains or (losses) recognised in OCI, liabilities	0		0
Transfers into Level 3 of fair value hierarchy, liabilities	(12)		0
Transfers out of Level 3 of fair value hierarchy, liabilities	(1)		0
Ending balance, financial liabilities	(27)		(28)
Trading portfolio liabilities | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	(6)		(1)
Trading portfolio liabilities | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	0		0
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(355)		(362)
Purchases, fair value measurement, liabilities	(4)		0
Sales, fair value measurement, liabilities	0		(3)
Issues, fair value measurement, liabilities	(101)		(21)
Settlements, fair value measurement, liabilities	66		1
Total gains or (losses) recognised in OCI, liabilities	0		0
Transfers into Level 3 of fair value hierarchy, liabilities	(68)		(38)
Transfers out of Level 3 of fair value hierarchy, liabilities	(32)		(38)
Ending balance, financial liabilities	(410)		(355)
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	21		20
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	(1)		4
Asset backed securities
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	0		0
Derivative financial instruments	0		0
Asset backed securities | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	767
Ending balance, financial assets	558		767
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(24)
Ending balance, financial liabilities	0		(24)
Interest rate derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,613
Ending balance, financial assets	1,091		1,613
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,615)
Ending balance, financial liabilities	(1,351)		(1,615)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(2)		(206)
Purchases, fair value measurement, assets (liabilities) net	(20)		(17)
Sales, fair value measurement, assets (liabilities) net	0		(12)
Issues, fair value measurement, assets (liabilities) net	0		0
Settlements, fair value measurement, assets (liabilities) net	105		85
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(90)		18
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(218)		23
Ending balance, Assets (liabilities) net	(260)		(2)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(255)		109
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0		0
Foreign exchange derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	144
Ending balance, financial assets	376		144
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(143)
Ending balance, financial liabilities	(374)		(143)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	1		(7)
Purchases, fair value measurement, assets (liabilities) net	0		0
Sales, fair value measurement, assets (liabilities) net	0		0
Issues, fair value measurement, assets (liabilities) net	0		0
Settlements, fair value measurement, assets (liabilities) net	40		21
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(10)		19
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(47)		22
Ending balance, Assets (liabilities) net	2		1
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(2)		(16)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0		0
Credit derivatives
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	262,572		302,446
Credit derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	196
Ending balance, financial assets	323		196
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(351)
Ending balance, financial liabilities	(709)		(351)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(155)		198
Purchases, fair value measurement, assets (liabilities) net	239		125
Sales, fair value measurement, assets (liabilities) net	9		24
Issues, fair value measurement, assets (liabilities) net	0		0
Settlements, fair value measurement, assets (liabilities) net	(45)		(371)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(10)		21
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	0		116
Ending balance, Assets (liabilities) net	(386)		(155)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	34		24
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0		0
Equity and stock index derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	2,498
Ending balance, financial assets	2,220		2,498
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(4,112)
Ending balance, financial liabilities	(3,625)		(4,112)
Equity and stock index derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(1,614)		(819)
Purchases, fair value measurement, assets (liabilities) net	(90)		699
Sales, fair value measurement, assets (liabilities) net	(1)		(43)
Issues, fair value measurement, assets (liabilities) net	0		0
Settlements, fair value measurement, assets (liabilities) net	(15)		105
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	3		13
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	142		(44)
Ending balance, Assets (liabilities) net	(1,405)		(1,614)
Equity and stock index derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(4)		(101)
Equity and stock index derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0		0
Wholesale loans | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	698
Ending balance, financial assets	1,205		698
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(3)
Ending balance, financial liabilities	(21)		(3)
Non-asset backed loans | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	6,394
Ending balance, financial assets	6,405		6,394
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0		0
Equity cash products | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	542
Ending balance, financial assets	393		542
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0		0
Private equity investments | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	873
Ending balance, financial assets	1,095		873
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(14)
Ending balance, financial liabilities	(6)		(14)
Other | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,276
Ending balance, financial assets	2,369		1,276
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(186)
Ending balance, financial liabilities	(238)		(186)
Trading portfolio assets | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,863		2,264
Purchases, fair value measurement, assets	2,261		2,495
Sales, fair value measurement, assets	(1,957)		(2,765)
Issues, fair value measurement, assets	0		0
Settlements, fair value measurement, assets	(154)		(52)
Total gains or (losses) recognised in OCI, assets	0		0
Transfers into Level 3 of fair value hierarchy, assets	528		154
Transfers out of Level 3 of fair value hierarchy, assets	(248)		(101)
Ending balance, financial assets	2,281		1,863
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(12)		(132)
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0		0
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	686		656
Purchases, fair value measurement, assets	209		458
Sales, fair value measurement, assets	(370)		(428)
Issues, fair value measurement, assets	0		0
Settlements, fair value measurement, assets	0		(40)
Total gains or (losses) recognised in OCI, assets	0		0
Transfers into Level 3 of fair value hierarchy, assets	114		90
Transfers out of Level 3 of fair value hierarchy, assets	(116)		(25)
Ending balance, financial assets	454		686
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(69)		(25)
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0		0
Trading portfolio assets | Wholesale loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	151		120
Purchases, fair value measurement, assets	310		77
Sales, fair value measurement, assets	(123)		(6)
Issues, fair value measurement, assets	0		0
Settlements, fair value measurement, assets	(12)		0
Total gains or (losses) recognised in OCI, assets	0		0
Transfers into Level 3 of fair value hierarchy, assets	41		12
Transfers out of Level 3 of fair value hierarchy, assets	(16)		(17)
Ending balance, financial assets	389		151
Trading portfolio assets | Wholesale loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	38		(35)
Trading portfolio assets | Wholesale loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0		0
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	709		974
Purchases, fair value measurement, assets	1,580		1,955
Sales, fair value measurement, assets	(1,409)		(2,182)
Issues, fair value measurement, assets	0		0
Settlements, fair value measurement, assets	(85)		(12)
Total gains or (losses) recognised in OCI, assets	0		0
Transfers into Level 3 of fair value hierarchy, assets	45		39
Transfers out of Level 3 of fair value hierarchy, assets	(81)		(55)
Ending balance, financial assets	758		709
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(1)		(10)
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0		0
Trading portfolio assets | Equity cash products | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	214		392
Purchases, fair value measurement, assets	45		5
Sales, fair value measurement, assets	(53)		(149)
Issues, fair value measurement, assets	0		0
Settlements, fair value measurement, assets	4		0
Total gains or (losses) recognised in OCI, assets	0		0
Transfers into Level 3 of fair value hierarchy, assets	80		11
Transfers out of Level 3 of fair value hierarchy, assets	(10)		(4)
Ending balance, financial assets	303		214
Trading portfolio assets | Equity cash products | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	23		(41)
Trading portfolio assets | Equity cash products | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0		0
Trading portfolio assets | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	103		122
Purchases, fair value measurement, assets	117		0
Sales, fair value measurement, assets	(2)		0
Issues, fair value measurement, assets	0		0
Settlements, fair value measurement, assets	(61)		0
Total gains or (losses) recognised in OCI, assets	0		0
Transfers into Level 3 of fair value hierarchy, assets	248		2
Transfers out of Level 3 of fair value hierarchy, assets	(25)		0
Ending balance, financial assets	377		103
Trading portfolio assets | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(3)		(21)
Trading portfolio assets | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0		0
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	8,506		8,500
Purchases, fair value measurement, assets	12,802		4,919
Sales, fair value measurement, assets	(10,560)		(4,347)
Issues, fair value measurement, assets	0		0
Settlements, fair value measurement, assets	(942)		(741)
Total gains or (losses) recognised in OCI, assets	0		0
Transfers into Level 3 of fair value hierarchy, assets	197		410
Transfers out of Level 3 of fair value hierarchy, assets	(128)		(465)
Ending balance, financial assets	9,712		8,506
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(179)		365
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	16		(135)
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	5,580		5,494
Purchases, fair value measurement, assets	1,380		1,102
Sales, fair value measurement, assets	(306)		(283)
Issues, fair value measurement, assets	0		0
Settlements, fair value measurement, assets	(748)		(706)
Total gains or (losses) recognised in OCI, assets	0		0
Transfers into Level 3 of fair value hierarchy, assets	113		0
Transfers out of Level 3 of fair value hierarchy, assets	(17)		(453)
Ending balance, financial assets	5,647		5,580
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(181)		426
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(174)		0
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	326		835
Purchases, fair value measurement, assets	3		15
Sales, fair value measurement, assets	(247)		(404)
Issues, fair value measurement, assets	0		0
Settlements, fair value measurement, assets	0		0
Total gains or (losses) recognised in OCI, assets	0		0
Transfers into Level 3 of fair value hierarchy, assets	1		9
Transfers out of Level 3 of fair value hierarchy, assets	0		0
Ending balance, financial assets	90		326
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0		(93)
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	7		(36)
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	874		900
Purchases, fair value measurement, assets	166		84
Sales, fair value measurement, assets	(24)		(54)
Issues, fair value measurement, assets	0		0
Settlements, fair value measurement, assets	(9)		(3)
Total gains or (losses) recognised in OCI, assets	0		0
Transfers into Level 3 of fair value hierarchy, assets	35		15
Transfers out of Level 3 of fair value hierarchy, assets	(110)		(12)
Ending balance, financial assets	1,095		874
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0		0
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	163		(56)
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,726		1,271
Purchases, fair value measurement, assets	11,253		3,718
Sales, fair value measurement, assets	(9,983)		(3,606)
Issues, fair value measurement, assets	0		0
Settlements, fair value measurement, assets	(185)		(32)
Total gains or (losses) recognised in OCI, assets	0		0
Transfers into Level 3 of fair value hierarchy, assets	48		386
Transfers out of Level 3 of fair value hierarchy, assets	(1)		0
Ending balance, financial assets	2,880		1,726
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	2		32
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	20		(43)
Fair value through other comprehensive income | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	153		429
Purchases, fair value measurement, assets	0		0
Sales, fair value measurement, assets	0		(35)
Issues, fair value measurement, assets	0		0
Settlements, fair value measurement, assets	(7)		(237)
Total gains or (losses) recognised in OCI, assets	(2)		(4)
Transfers into Level 3 of fair value hierarchy, assets	0		0
Transfers out of Level 3 of fair value hierarchy, assets	(106)		0
Ending balance, financial assets	38		153
Fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0		0
Fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0		0
Fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	47		86
Purchases, fair value measurement, assets	0		0
Sales, fair value measurement, assets	0		(35)
Issues, fair value measurement, assets	0		0
Settlements, fair value measurement, assets	(7)		0
Total gains or (losses) recognised in OCI, assets	(2)		(4)
Transfers into Level 3 of fair value hierarchy, assets	0		0
Transfers out of Level 3 of fair value hierarchy, assets	0		0
Ending balance, financial assets	38		47
Fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0		0
Fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0		0
Fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	106		343
Purchases, fair value measurement, assets	0		0
Sales, fair value measurement, assets	0		0
Issues, fair value measurement, assets	0		0
Settlements, fair value measurement, assets	0		(237)
Total gains or (losses) recognised in OCI, assets	0		0
Transfers into Level 3 of fair value hierarchy, assets	0		0
Transfers out of Level 3 of fair value hierarchy, assets	(106)		0
Ending balance, financial assets	0		106
Fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0		0
Fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	£ 0		£ 0

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.